Angel Oak Financials Income Fund
Schedule of Investments
April 30, 2020 (Unaudited)
	Principal
	Amount	Value
Collateralized Debt Obligations ― 12.34%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (a)	$ 3,725,000	$3,790,903
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (a)(b)(c)	6,666,000	6,216,045
Financial Institution Note Securitization Ltd., Series 2019-1A, Class A, 3.900%, 7/17/2034 (a)(b)	4,000,000	3,770,000
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 2.671% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(c)(d)	1,673,140	1,543,472
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 5.351% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(c)(d)	1,000,000	912,500
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 3.443% (3 Month LIBOR USD + 1.760%), 5/23/2039 (a)(c)(d)	1,932,051	1,801,637
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 4.133% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(c)(d)	2,000,000	1,865,000
TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost ― $20,940,438)		19,899,557

Common Stocks ― 1.46%	Shares
Financial ― 1.46%
AmeriServ Financial, Inc.	52,700	168,113
Arrow Financial Corp.	1,300	37,050
Atlantic Capital Bancshares, Inc. (e)	6,100	76,555
Central Valley Community Bancorp	10,422	152,474
Chemung Financial Corp.	400	9,800
Codorus Valley Bancorp, Inc.	9,292	130,552
Community Financial Corp.	11,340	263,088
Community West Bancshares	27,976	193,314
Eagle Bancorp Montana, Inc.	14,831	258,059
ESSA Bancorp, Inc.	4,100	49,200
Financial Institutions, Inc.	8,594	166,294
First Bank	12,378	98,034
First United Corp.	4,300	66,005
Greene County Bancorp, Inc.	14,200	298,058
Hingham Institution for Savings	1,800	275,436
Pathfinder Bancorp, Inc.	4,100	40,959
Summit Financial Group, Inc.	3,939	69,563
TOTAL COMMON STOCKS (Cost ― $3,204,287)		2,352,554
	Principal
Corporate Obligations ― 81.37%	Amount
Financial ― 81.37%
Allegiance Bancshares, Inc., 4.700% (3 Month LIBOR USD + 3.130%), 10/1/2029 (d)	1,000,000	1,024,511
Allegiance Bank, 5.250% (3 Month LIBOR USD + 3.030%), 12/15/2027 (a)(d)	1,000,000	1,042,865
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (d)	2,960,000	3,090,543
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (a)	2,000,000	2,026,265
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (a)	4,000,000	4,039,710
Banc of California, Inc., 5.250%, 4/15/2025	2,000,000	2,038,230
Beal Trust I, 5.396% (6 Month LIBOR USD + 3.625%), 7/30/2037 (c)(d)(f)	2,000	1,700,000
Business Development Corp. of America, 4.750%, 12/30/2022 (a)	2,000,000	1,782,377
Cadence BanCorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (d)	2,500,000	2,539,410
Clear Blue Financial Holdings LLC, 7.000%, 4/15/2025 (a)	3,000,000	3,094,611
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (d)	1,950,000	2,015,930
Cowen, Inc., 7.250%, 5/6/2024 (a)	3,000,000	2,885,046
Customers Bancorp, Inc., 4.500%, 9/25/2024	1,000,000	1,045,245
Dime Community Bancshares, Inc., 4.500% (3 Month LIBOR USD + 2.660%), 6/15/2027 (d)	650,000	653,852
FedNat Holding Co., 7.500%, 3/15/2029	2,500,000	2,517,750
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (d)	2,000,000	2,116,270
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)(d)	3,000,000	3,133,809
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (d)	1,500,000	1,508,197
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (d)	2,500,000	2,778,695
First Business Financial Services, Inc., 5.500% (3 Month LIBOR USD + 4.070%), 8/15/2029 (a)(d)	3,000,000	3,075,121
First Financial Bancorp, 5.250% (SOFR + 5.090%), 5/15/2030 (d)	1,000,000	1,003,443
First Horizon Bank, 5.750%, 5/1/2030	2,000,000	2,005,206

First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(d)	4,500,000	4,671,238
Hildene Collateral Management Co., LLC 5.500%, 12/28/2042 (a)	1,756,211	1,893,572
Independent Bank Corp., 4.750% (3 Month LIBOR USD + 2.190%), 3/15/2029 (a)(d)	1,500,000	1,597,239
Independent Bank Group, Inc., 5.000% (3 Month LIBOR USD + 2.830%), 12/31/2027 (d)	1,750,000	1,775,254
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (d)	2,500,000	2,601,957
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(d)	1,000,000	1,041,504
Kingstone Cos, Inc., 5.500%, 12/30/2022	4,350,000	4,581,025
Lakeland Bancorp, Inc., 5.125% (3 Month LIBOR USD + 3.970%), 9/30/2026 (d)	2,145,000	2,202,579
Level One Bancorp, Inc., 4.750% (SOFR + 3.110%), 12/18/2029 (a)(d)	1,000,000	1,043,361
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(d)	1,000,000	1,046,299
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	1,000,000	1,087,184
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (d)	500,000	519,591
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.500%, 10/16/2025 (a)	3,500,000	3,505,785
Metropolitan Bancgroup, Inc., 6.500% (3 Month LIBOR USD + 5.545%), 7/1/2026 (a)(d)	1,000,000	1,031,406
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(d)	1,200,000	1,253,268
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	1,000,000	1,062,727
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (a)(d)	2,000,000	2,097,878
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (d)	200,000	203,730
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(d)	4,500,000	4,583,916
NexBank Capital, Inc., 6.375% (3 Month LIBOR USD + 4.585%), 9/30/2027 (a)(d)	2,500,000	2,599,862
Northpointe Bancshares, Inc., 6.000% (SOFR + 4.905%), 9/30/2029 (a)(d)	1,000,000	982,876
OceanFirst Financial Corp., 5.250% (SOFR + 5.100), 5/15/2030 (d)(g)	1,500,000	1,502,601
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (a)	4,000,000	3,778,957
Origin Bank, 4.250% (3 Month LIBOR USD + 2.820%), 2/15/2030 (d)	3,500,000	3,601,270
Pacific Continental Corp., 5.875% (3 Month LIBOR USD + 4.715%), 6/30/2026 (d)	1,500,000	1,538,259
Peapack Gladstone Financial Corp., 4.750% (3 Month LIBOR USD + 2.540%), 12/15/2027 (d)	2,250,000	2,356,006
Preferred Bank, 6.000% (3 Month LIBOR USD + 4.673%), 6/15/2026 (d)	1,301,000	1,337,437
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (a)(d)	2,800,000	2,862,071
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (a)	1,000,000	1,020,483
Reliant Bancorp, Inc., 5.125% (SOFR + 3.765%), 12/15/2029 (d)	2,500,000	2,514,231
Sandy Spring Bancorp, Inc., 4.250% (3 Month LIBOR USD + 2.620%), 11/15/2029 (d)	1,250,000	1,213,355
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(d)	1,250,000	1,269,795
Southern National Bancorp of Virginia, Inc., 5.875% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(d)	1,000,000	1,045,295
Southside Bancshares, Inc., 5.500% (3 Month LIBOR USD + 4.297%), 9/30/2026 (d)	1,000,000	1,034,344
Sterling Bancorp, 4.000% (SOFR + 2.530%), 12/30/2029 (d)	1,800,000	1,718,843
Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(d)	2,000,000	2,053,706
TCF National Bank, 4.125% (3 Month LIBOR USD + 2.375%), 7/2/2029 (d)	2,000,000	2,000,393
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(d)	2,000,000	2,115,464
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)	3,000,000	3,162,261
United Insurance Holdings Corp., 6.250%, 12/15/2027	2,000,000	1,880,754
USAmeriBancorp, Inc., 6.250% (3 Month LIBOR USD + 4.945%), 4/1/2026 (a)(d)	1,500,000	1,510,569
WT Holdings, Inc., 7.000%, 4/30/2023 (a)	1,500,000	1,530,735
ZAIS Group LLC, 7.000%, 11/15/2023 (a)	1,600,000	1,700,831
TOTAL CORPORATE OBLIGATIONS - (Cost ― $128,391,324)		131,246,997

Preferred Stocks ― 0.57%	Shares
Financial ― 0.57%
TriState Capital Holdings, Inc.	43,321	925,337
TOTAL PREFERRED STOCKS (Cost ― $1,145,025)		925,337

Short-Term Investments ― 4.29%
Money Market Funds ― 4.29%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.160% (h)	6,912,366	6,912,366
TOTAL SHORT-TERM INVESTMENTS (Cost ― $6,912,366)		6,912,366
TOTAL INVESTMENTS ― 100.03% (Cost ― $162,591,440)		161,336,811
Liabilities in Excess of Other Assets ― (0.03%)		(56,355)
NET ASSETS ― 100.00%		$161,280,456

LIBOR	London Inter-Bank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2020, the value of these securities amounted to $92,527,643 or 57.37% of net assets.

(b)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of April 30, 2020.
(c)	Illiquid security. At April 30, 2020, the value of these securities amounted to $14,038,654 or 8.70% of net assets.
(d)
Variable or Floating Rate Security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of April 30, 2020.

(e)	Non-income producing security.
(f)	As of April 30, 2020, the Fund has fair valued these securities. The value of these securities amounted to $1,700,000 or 1.05% of net assets.
(g)	Security issued on a when-issued basis. On April 30, 2020, the total value of investments purchased on a when-issued basis was $1,502,601 or 0.93% of net assets.
(h)	Rate disclosed is the seven day yield as of April 30, 2020.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the“Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020:

Assets	Level 1	Level 2	Level 3	Total
Collateralized Debt Obligations	$-	$19,899,557	$-	$19,899,557
Common Stocks	2,352,554	-	-	2,352,554
Corporate Obligations	-	129,546,997	1,700,000	131,246,997
Preferred Stocks	925,337	-	-	925,337
Short-Term Investments	6,912,366	-	-	6,912,366
Total	$10,190,257	$149,446,554	$1,700,000	$161,336,811

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2020, the Fund recognized $1,700,000 of transfers from Level 2 to Level 3. There were no transfers to or from Level 1. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2020	Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/2020
Corporate Obligations	$ -	$ -	$ -	$ -	$ -	$ -	$ 1,700,000	$ -	$ 1,700,000

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at April 30, 2020, is $0.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Corporate Obligations	$ 1,700,000	Model Valuation	Fundamentals, external credit rating, and internal BankSURF ratings	$850.00

*Table presents information for one security, which is valued at $850.00 as of April 30, 2020.